Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions	Party-in-Interest Transactions
The Plan holds units of mutual funds managed by the Trustee. The Plan also invests in Polaris Inc. common stock. These qualify as party-in-interest transactions; however, they are exempt from the prohibited transaction rules under ERISA. The fair value of Polaris Inc. common stock was $13,738,232 and $8,867,204 as of December 31, 2025 and 2024, respectively. The Plan received $544,918 and $411,004 in common stock dividends from the Company during 2025 and 2024, respectively.